Segment and Geographic Information - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013 Segment	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of operating segments										1
Number of geographic segments										2
Revenue from outside United States	$ 1,603	$ 3,766	$ 3,400	$ 3,891	$ 3,674	$ 3,788	$ 3,518	$ 2,924	$ 2,320	$ 14,731	$ 12,550	$ 8,184
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets		2,363				3,535				2,363	3,535
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets		0				0				0	0
Foreign [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from outside United States										$ 0	$ 0	$ 0